Deferred Income Tax - Summary of Movement in Net Deferred Income Tax Liability (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Changes in deferred tax liability (asset) [abstract]
Expense relating to discontinued operations	$ 3